Vanguard Short-Term Treasury Index Fund

Schedule of Investments (unaudited)
As of May 31, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.5%)
U.S. Government Securities (99.5%)
United States Treasury Note/Bond	1.500%	4/15/20	55,983	55,607
United States Treasury Note/Bond	1.500%	5/15/20	24,840	24,665
United States Treasury Note/Bond	1.500%	5/31/20	49,750	49,392
United States Treasury Note/Bond	1.500%	6/15/20	59,000	58,558
United States Treasury Note/Bond	1.625%	6/30/20	12,980	12,899
United States Treasury Note/Bond	1.875%	6/30/20	34,260	34,137
United States Treasury Note/Bond	2.500%	6/30/20	84,690	84,942
United States Treasury Note/Bond	1.500%	7/15/20	58,789	58,348
United States Treasury Note/Bond	1.625%	7/31/20	87,174	86,629
United States Treasury Note/Bond	2.000%	7/31/20	66,994	66,858
United States Treasury Note/Bond	2.625%	7/31/20	91,015	91,470
United States Treasury Note/Bond	1.500%	8/15/20	45,261	44,922
United States Treasury Note/Bond	2.625%	8/15/20	80,304	80,781
United States Treasury Note/Bond	8.750%	8/15/20	16,124	17,374
United States Treasury Note/Bond	1.375%	8/31/20	75,992	75,291
United States Treasury Note/Bond	2.125%	8/31/20	35,642	35,648
United States Treasury Note/Bond	2.625%	8/31/20	90,920	91,460
United States Treasury Note/Bond	1.375%	9/15/20	28,652	28,397
United States Treasury Note/Bond	1.375%	9/30/20	127,726	126,548
United States Treasury Note/Bond	2.000%	9/30/20	65,904	65,832
United States Treasury Note/Bond	2.750%	9/30/20	100,600	101,464
United States Treasury Note/Bond	1.625%	10/15/20	120,518	119,802
United States Treasury Note/Bond	1.375%	10/31/20	69,533	68,881
United States Treasury Note/Bond	1.750%	10/31/20	155,385	154,729
United States Treasury Note/Bond	2.875%	10/31/20	38,500	38,933
United States Treasury Note/Bond	1.750%	11/15/20	23,780	23,676
United States Treasury Note/Bond	2.625%	11/15/20	66,063	66,610
United States Treasury Note/Bond	1.625%	11/30/20	134,215	133,398
United States Treasury Note/Bond	2.000%	11/30/20	54,623	54,597
United States Treasury Note/Bond	2.750%	11/30/20	67,960	68,672
United States Treasury Note/Bond	1.875%	12/15/20	57,258	57,124
United States Treasury Note/Bond	1.750%	12/31/20	150,721	150,085
United States Treasury Note/Bond	2.375%	12/31/20	51,273	51,553
United States Treasury Note/Bond	2.500%	12/31/20	109,500	110,304
United States Treasury Note/Bond	2.000%	1/15/21	115,838	115,819
United States Treasury Note/Bond	1.375%	1/31/21	97,771	96,763
United States Treasury Note/Bond	2.125%	1/31/21	58,346	58,464
United States Treasury Note/Bond	2.500%	1/31/21	71,100	71,667
United States Treasury Note/Bond	2.250%	2/15/21	66,911	67,183
United States Treasury Note/Bond	3.625%	2/15/21	51,391	52,780
United States Treasury Note/Bond	1.125%	2/28/21	48,036	47,330
United States Treasury Note/Bond	2.000%	2/28/21	31,617	31,622
United States Treasury Note/Bond	2.500%	2/28/21	104,000	104,893
United States Treasury Note/Bond	2.375%	3/15/21	88,418	89,026
United States Treasury Note/Bond	1.250%	3/31/21	148,822	146,892
United States Treasury Note/Bond	2.250%	3/31/21	164,060	164,880
United States Treasury Note/Bond	2.375%	4/15/21	80,112	80,700
United States Treasury Note/Bond	1.375%	4/30/21	170,031	168,171
United States Treasury Note/Bond	2.250%	4/30/21	92,820	93,342

United States Treasury Note/Bond	2.625%	5/15/21	104,885	106,229
United States Treasury Note/Bond	3.125%	5/15/21	39,192	40,062
United States Treasury Note/Bond	1.375%	5/31/21	36,203	35,796
United States Treasury Note/Bond	2.000%	5/31/21	29,251	29,278
United States Treasury Note/Bond	2.125%	5/31/21	70,000	70,262
United States Treasury Note/Bond	2.625%	6/15/21	122,665	124,390
United States Treasury Note/Bond	1.125%	6/30/21	21,172	20,835
United States Treasury Note/Bond	2.125%	6/30/21	163,231	163,869
United States Treasury Note/Bond	2.625%	7/15/21	57,060	57,881
United States Treasury Note/Bond	1.125%	7/31/21	121,550	119,498
United States Treasury Note/Bond	2.250%	7/31/21	63,288	63,713
United States Treasury Note/Bond	2.125%	8/15/21	98,779	99,196
United States Treasury Note/Bond	2.750%	8/15/21	75,000	76,324
United States Treasury Note/Bond	1.125%	8/31/21	124,813	122,649
United States Treasury Note/Bond	2.000%	8/31/21	61,394	61,500
United States Treasury Note/Bond	2.750%	9/15/21	86,331	87,964
United States Treasury Note/Bond	1.125%	9/30/21	82,589	81,169
United States Treasury Note/Bond	2.125%	9/30/21	47,600	47,823
United States Treasury Note/Bond	2.875%	10/15/21	100,000	102,219
United States Treasury Note/Bond	1.250%	10/31/21	196,575	193,504
United States Treasury Note/Bond	2.000%	10/31/21	130,820	131,086
United States Treasury Note/Bond	2.000%	11/15/21	25,763	25,819
United States Treasury Note/Bond	2.875%	11/15/21	142,880	146,139
United States Treasury Note/Bond	8.000%	11/15/21	20,840	23,832
United States Treasury Note/Bond	1.750%	11/30/21	28,142	28,032
United States Treasury Note/Bond	1.875%	11/30/21	90,865	90,780
United States Treasury Note/Bond	2.625%	12/15/21	173,195	176,333
United States Treasury Note/Bond	2.000%	12/31/21	49,955	50,103
United States Treasury Note/Bond	2.125%	12/31/21	91,075	91,587
United States Treasury Note/Bond	2.500%	1/15/22	88,430	89,756
United States Treasury Note/Bond	1.500%	1/31/22	75,000	74,227
United States Treasury Note/Bond	1.875%	1/31/22	79,032	78,958
United States Treasury Note/Bond	2.000%	2/15/22	31,394	31,482
United States Treasury Note/Bond	2.500%	2/15/22	111,755	113,518
United States Treasury Note/Bond	1.750%	2/28/22	98,638	98,238
United States Treasury Note/Bond	1.875%	2/28/22	101,369	101,274
United States Treasury Note/Bond	2.375%	3/15/22	90,500	91,716
United States Treasury Note/Bond	1.750%	3/31/22	80,037	79,712
United States Treasury Note/Bond	1.875%	3/31/22	141,138	141,138
United States Treasury Note/Bond	2.250%	4/15/22	65,000	65,650
United States Treasury Note/Bond	1.750%	4/30/22	43,467	43,284
United States Treasury Note/Bond	1.875%	4/30/22	166,303	166,173
United States Treasury Note/Bond	1.750%	5/15/22	8,000	7,966
United States Treasury Note/Bond	2.125%	5/15/22	100,000	100,688
United States Treasury Note/Bond	1.750%	5/31/22	92,000	91,597
United States Treasury Note/Bond	1.875%	5/31/22	15,000	14,991
Total U.S. Government and Agency Obligations (Cost $7,565,877)				7,637,358
			Shares
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund (Cost
$10,345)	2.527%		103,426	10,345
Total Investments (99.6%) (Cost $7,576,222)				7,647,703
Other Assets and Liabilities-Net (0.4%)				27,720
Net Assets (100%)				7,675,423

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in
Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments as of May 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	7,637,358	—
Temporary Cash Investments	10,345	—	—
Total	10,345	7,637,358	—